UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
 Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08243

Direxion Funds

1301 Avenue of the Americas (6th Ave.)
28th Floor
New York, NY 10019

U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, WI 53202

1-800-851-0511

Date of fiscal year end: August 31, 2017

Date of reporting period: November 30, 2016

Item 1. Schedule of Investments.

Direxion Monthly High Yield Bull 1.2X Fund
Schedule of Investments (Unaudited)
November 30, 2016

Shares		Fair Value
INVESTMENT COMPANIES - 80.0%
795,280	iShares iBoxx $ High Yield Corporate Bond ETF	$68,115,732
458,553	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	45,410,504
1,885,817	SPDR® Barclays High Yield Bond ETF	68,115,710
	TOTAL INVESTMENT COMPANIES (Cost $180,727,132)	$181,641,946

SHORT TERM INVESTMENTS - 5.9%
Money Market Funds - 5.9%
13,470,000	Fidelity Investments Money Market Government Portfolio, 0.32% (a)	$13,470,000
	TOTAL SHORT TERM INVESTMENTS (Cost $13,470,000) (b)	$13,470,000

	TOTAL INVESTMENTS (Cost $194,197,132) - 85.9%	$195,111,946
	Other Assets in Excess of Liabilities - 14.1%	31,984,551
	TOTAL NET ASSETS - 100.0%	$227,096,497

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $13,470,000.

Long Equity Swap Contracts (Unaudited)
November 30, 2016

		Number of	Notional	Interest Rate	Termination	Unrealized Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares iBoxx $ High Yield Corporate Bond ETF	265,093	$22,775,696	0.445%	3/20/2017	$223,451
Credit Suisse International	PIMCO 0-5 Year High Yield Corporate Bond Index ETF	458,553	45,073,744	(1.005)%	3/20/2017	792,455
Credit Suisse International	SPDR® Barclays High Yield Bond ETF	628,606	22,764,934	0.195%	3/20/2017	267,862
			$90,614,374			$1,283,768

Direxion Monthly NASDAQ-100® Bull 1.25X Fund
Schedule of Investments (Unaudited)
November 30, 2016

Shares		Fair Value
SHORT TERM INVESTMENTS - 89.5%
Money Market Funds - 89.5%
5,060,000	Fidelity Investments Money Market Government Portfolio, 0.32%(a)	$5,060,000
	TOTAL SHORT TERM INVESTMENTS (Cost $5,060,000) (b)	$5,060,000

	TOTAL INVESTMENTS (Cost $5,060,000) - 89.5%	$5,060,000
	Other Assets in Excess of Liabilities - 10.5%	591,721
	TOTAL NET ASSETS - 100.0%	$5,651,721

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $5,060,000.

Long Equity Swap Contracts (Unaudited)
November 30, 2016

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	NASDAQ-100® Index	1,468	$7,155,516	(0.918)% - (0.942)%	12/26/2017	$(89,829)

Direxion Monthly NASDAQ-100® Bear 1.25X Fund
Schedule of Investments (Unaudited)
November 30, 2016

Shares		Fair Value
SHORT TERM INVESTMENTS - 25.7%
Money Market Funds - 25.7%
10,000	Fidelity Investments Money Market Government Portfolio, 0.32%(a)	$10,000
	TOTAL SHORT TERM INVESTMENTS (Cost $10,000)(b)	$10,000

	TOTAL INVESTMENTS (Cost $10,000) - 25.7%	$10,000
	Other Assets in Excess of Liabilities - 74.3%	28,938
	TOTAL NET ASSETS - 100.0%	$38,938

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,000.

Short Equity Swap Contracts (Unaudited)
November 30, 2016

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	NASDAQ-100® Index	10	$48,155	0.405%	6/2/2017	$(23)

Direxion Monthly 25+Year Treasury Bull 1.35X Fund
Schedule of Investments (Unaudited)
November 30, 2016

Shares		Fair Value
SHORT TERM INVESTMENTS - 73.9%
Money Market Funds - 73.9%
350,000	Fidelity Investments Money Market Government Portfolio, 0.32% (a)	$350,000
	TOTAL SHORT TERM INVESTMENTS (Cost $350,000) (b)	$350,000

	TOTAL INVESTMENTS (Cost $350,000) - 73.9%	$350,000
	Other Assets in Excess of Liabilities - 26.1%	123,411
	TOTAL NET ASSETS - 100.0%	$473,411

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $350,000.

Long Equity Swap Contracts (Unaudited)
November 30, 2016

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	NYSE 25 Year Plus Treasury Bond Index	320	$650,110	(1.005)%	5/3/2017	$(10,209)

Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
Schedule of Investments (Unaudited)
November 30, 2016

Shares		Fair Value
SHORT TERM INVESTMENTS - 0.4%
Money Market Funds - 0.4%
300,000	Fidelity Investments Money Market Government Portfolio, 0.32% (a)	$300,000
	TOTAL SHORT TERM INVESTMENTS (Cost $300,000) (b)	$300,000

	TOTAL INVESTMENTS (Cost $300,000) - 0.4%	$300,000
	Other Assets in Excess of Liabilities - 99.6%	84,968,258
	TOTAL NET ASSETS - 100.0%	$85,268,258

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $300,000.

Short Futures Contracts (Unaudited)
November 30, 2016

		Unrealized
		Appreciation/
Contracts		(Depreciation)
515	Ultra U.S. Treasury Bond Futures
	Expiring December 2016 (Underlying Face Amount at Market Value $83,059,870)	$(1,490)

Short Equity Swap Contracts (Unaudited)
November 30, 2016

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	NYSE 25 Year Plus Treasury Bond Index	883	$1,776,927	(0.295)%	5/3/2017	$10,298
Credit Suisse International	iShares 20+ Year Treasury Bond ETF	252,400	30,345,541	0.555	1/2/2018	(3,035)
			$32,122,468			$7,263

Direxion Monthly NASDAQ-100® Bull 2X Fund
Schedule of Investments (Unaudited)
November 30, 2016

Shares		Fair Value
SHORT TERM INVESTMENTS - 45.9%
Money Market Funds - 45.9%
54,990,000	Fidelity Investments Money Market Government Portfolio, 0.32%(a)	$54,990,000
	TOTAL SHORT TERM INVESTMENTS (Cost $54,990,000)(b)	$54,990,000

	TOTAL INVESTMENTS (Cost $54.990,000) - 45.9%	$54,990,000
	Other Assets in Excess of Liabilities - 54.1%	64,875,042
	TOTAL NET ASSETS - 100.0%	$119,865,042

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $54,990,000.

Long Equity Swap Contracts (Unaudited)
November 30, 2016

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	NASDAQ-100® Index	2,358	$11,331,305	(0.912)%	9/26/2017	$28,617
Bank of America Merrill Lynch	NASDAQ-100® Index	1,327	6,466,525	(0.912)%	9/26/2017	(75,886)
Bank of America Merrill Lynch	NASDAQ-100® Index	941	4,481,081	(0.912)%	10/26/2017	51,546
Bank of America Merrill Lynch	NASDAQ-100® Index	4,071	19,777,940	(0.912)%	10/26/2017	(168,036)
Bank of America Merrill Lynch	NASDAQ-100® Index	2,663	12,805,480	(0.912)%	11/27/2017	21,690
Bank of America Merrill Lynch	NASDAQ-100® Index	16,647	80,956,866	(0.912)%	11/27/2017	(766,943)
Bank of America Merrill Lynch	NASDAQ-100® Index	5,926	28,154,616	(0.912%) - (0.918)%	12/26/2017	386,835
Bank of America Merrill Lynch	NASDAQ-100® Index	1,296	6,282,436	(0.912%) - (0.953)%	12/26/2017	(41,566)
Bank of America Merrill Lynch	NASDAQ-100® Index	2,703	13,003,628	(0.967)%	1/26/2018	3
Bank of America Merrill Lynch	NASDAQ-100® Index	11,958	58,003,660	(0.967)%	1/26/2018	(470,201)
			$241,263,537			$(1,033,941)

Direxion Monthly S&P 500® Bull 2X Fund
Schedule of Investments (Unaudited)
November 30, 2016

Shares		Fair Value
SHORT TERM INVESTMENTS - 48.1%
Money Market Funds - 48.1%
21,270,000	Fidelity Investments Money Market Government Portfolio, 0.32%(a)	$21,270,000
	TOTAL SHORT TERM INVESTMENTS (Cost $21,270,000)(b)	$21,270,000

	TOTAL INVESTMENTS (Cost $21,270,000) - 48.1%	$21,270,000
	Other Assets in Excess of Liabilities - 51.9%	22,929,058
	TOTAL NET ASSETS - 100.0%	$44,199,058

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $21,270,000.

Long Equity Swap Contracts (Unaudited)
November 30, 2016

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	S&P 500® Index	13,252	$28,850,837	(0.762)%	9/26/2017	$409,232
Bank of America Merrill Lynch	S&P 500® Index	6,054	12,991,867	(0.762)%	10/26/2017	361,310
Bank of America Merrill Lynch	S&P 500® Index	8,464	18,165,326	(0.762)%	11/27/2017	485,356
Bank of America Merrill Lynch	S&P 500® Index	8,303	17,777,735	(0.762)% - (0.792)%	12/26/2017	510,170
Bank of America Merrill Lynch	S&P 500® Index	1,655	3,649,358	(0.803)% - (0.806)%	12/26/2017	(8,627)
Bank of America Merrill Lynch	S&P 500® Index	2,470	5,438,828	(0.817)%	1/26/2018	(6,665)
			$86,873,951			$1,750,776

Direxion Monthly S&P 500® Bear 2X Fund
Schedule of Investments (Unaudited)
November 30, 2016

Shares		Fair Value
SHORT TERM INVESTMENTS - 33.5%
Money Market Funds - 33.5%
3,090,000	Fidelity Investments Money Market Government Portfolio, 0.32% (a)	$3,090,000
	TOTAL SHORT TERM INVESTMENTS (Cost $3,090,000) (b)	$3,090,000

	TOTAL INVESTMENTS (Cost $3,090,000) - 33.5%	$3,090,000
	Other Assets in Excess of Liabilities - 66.5%	6,143,849
	TOTAL NET ASSETS - 100.0%	$9,233,849

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,090,000.

Short Equity Swap Contracts (Unaudited)
November 30, 2016

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	S&P 500® Index	8,403	$17,739,232	0.405%	12/4/2017	$(772,492)

Direxion Monthly Small Cap Bull 2X Fund
Schedule of Investments (Unaudited)
November 30, 2016

Shares		Fair Value
SHORT TERM INVESTMENTS - 47.8%
Money Market Funds - 47.8%
10,020,000	Fidelity Investments Money Market Government Portfolio, 0.32%(a)	$10,020,000
	TOTAL SHORT TERM INVESTMENTS (Cost $10,020,000)(b)	$10,020,000

	TOTAL INVESTMENTS (Cost $10,020,000) - 47.8%	$10,020,000
	Other Assets in Excess of Liabilities - 52.2%	10,944,480
	TOTAL NET ASSETS - 100.0%	$20,964,480

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $10,020,000.

Long Equity Swap Contracts (Unaudited)
November 30, 2016

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	Russell 2000® Index	28,130	$37,535,643	(0.442%) - (0.453)%	5/25/2018	$(325,873)
Bank of America Merrill Lynch	Russell 2000® Index	3,573	4,734,793	(0.467%) - (0.485)%	6/26/2018	(9,773)
			$42,270,436			$(335,646)

Direxion Monthly Small Cap Bear 2X Fund
Schedule of Investments (Unaudited)
November 30, 2016

Shares		Fair Value
SHORT TERM INVESTMENTS - 50.5%
Money Market Funds - 50.5%
3,260,000	Fidelity Investments Money Market Government Portfolio, 0.32%(a)	$3,260,000
	TOTAL SHORT TERM INVESTMENTS (Cost $3,2600,000) (b)	$3,260,000

	TOTAL INVESTMENTS (Cost $3,2600,000) - 50.5%	$3,260,000
	Other Assets in Excess of Liabilities - 49.5%	3,197,226
	TOTAL NET ASSETS - 100.0%	$6,457,226

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $3,260,000.

Short Equity Swap Contracts (Unaudited)
November 30, 2016

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Index	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	Russell 2000® Index	9,830	$12,176,852	(0.695)%	11/30/2017	$(849,672)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
Schedule of Investments (Unaudited)
November 30, 2016

Shares		Fair Value
SHORT TERM INVESTMENTS - 63.8%
Money Market Funds - 63.8%
12,660,000	Fidelity Investments Money Market Government Portfolio, 0.32% (a)	$12,660,000
	TOTAL SHORT TERM INVESTMENTS (Cost $12,660,000) (b)	$12,660,000

	TOTAL INVESTMENTS (Cost $12,660,000) - 63.8%	$12,660,000
	Other Assets in Excess of Liabilities - 36.2%	7,184,037
	TOTAL NET ASSETS - 100.0%	$19,844,037

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $12,660,000.

Long Equity Swap Contracts (Unaudited)
November 30, 2016

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Bank of America Merrill Lynch	iShares 7-10 Year Treasury Bond ETF	208,340	$23,235,985	(0.812%) - (0.834)%	10/18/2017	$(1,259,781)
Bank of America Merrill Lynch	iShares 7-10 Year Treasury Bond ETF	47,733	5,290,671	(0.812)%	11/15/2017	(263,006)
Bank of America Merrill Lynch	iShares 7-10 Year Treasury Bond ETF	84,613	9,304,506	(0.812)%	12/20/2017	(395,978)
Bank of America Merrill Lynch	iShares 7-10 Year Treasury Bond ETF	36,488	3,861,292	(0.816%) - (0.874)%	1/17/2018	(21,457)
			$41,692,454			$(1,940,222)

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Schedule of Investments (Unaudited)
November 30, 2016

Shares		Fair Value
SHORT TERM INVESTMENTS - 29.2%
Money Market Funds - 29.2%
1,560,000	Fidelity Investments Money Market Government Portfolio, 0.32%(a)	$1,560,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,560,000)(b)	$1,560,000

	TOTAL INVESTMENTS (Cost $1,560,000) - 29.2%	$1,560,000
	Other Assets in Excess of Liabilities - 70.8%	3,778,079
	TOTAL NET ASSETS - 100.0%	$5,338,079

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,560,000.

Short Equity Swap Contracts (Unaudited)
November 30, 2016

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares 7-10 Year Treasury Bond ETF	101,457	$10,848,267	(0.195)%	12/14/2017	$168,066

Direxion Monthly China Bull 2X Fund
Schedule of Investments (Unaudited)
November 30, 2016

Shares		Fair Value
SHORT TERM INVESTMENTS - 49.9%
Money Market Funds - 49.9%
1,330,000	Fidelity Investments Money Market Government Portfolio, 0.32%(a)	$1,330,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,330,000)(b)	$1,330,000

	TOTAL INVESTMENTS (Cost $1,330,000) - 49.9%	$1,330,000
	Other Assets in Excess of Liabilities - 50.1%	1,336,401
	TOTAL NET ASSETS - 100.0%	$2,666,401

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,330,000.

Long Equity Swap Contracts (Unaudited)
November 30, 2016

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares China Large-Cap ETF	141,878	$5,431,771	(0.655)%	10/10/2017	$(105,305)

Direxion Monthly Emerging Markets Bull 2X Fund
Schedule of Investments (Unaudited)
November 30, 2016

Shares		Fair Value
SHORT TERM INVESTMENTS - 57.2%
Money Market Funds - 57.2%
1,920,000	Fidelity Investments Money Market Government Portfolio, 0.32%(a)	$1,920,000
	TOTAL SHORT TERM INVESTMENTS (Cost $1,920,000)(b)	$1,920,000

	TOTAL INVESTMENTS (Cost $1,920,000) - 57.2%	$1,920,000
	Other Assets in Excess of Liabilities - 42.8%	1,434,839
	TOTAL NET ASSETS - 100.0%	$3,354,839

Percentages are stated as a percent of net assets.
(a) Represents annualized seven-day yield at November 30, 2016.
(b) All or a portion of these securities have been segregated as collateral for swap contracts. Total value of securities segregated amounted to $1,920,000.

Long Equity Swap Contracts (Unaudited)
November 30, 2016

						Unrealized
		Number of	Notional	Interest Rate	Termination	Appreciation/
Counterparty	Reference Entity	Contracts	Amount	Received/(Paid)	Date	(Depreciation)
Credit Suisse International	iShares MSCI Emerging Markets ETF	188,959	$7,002,243	(0.355)%	9/12/2017	$(298,298)

Direxion Hilton Tactical Income Fund
Schedule of Investments (Unaudited)
November 30, 2016

Shares		Fair Value
COMMON STOCKS - 32.2%
Consumer Staples - 6.0%
10,865	Constellation Brands, Inc.	$1,642,136
28,390	Tootsie Roll Industries, Inc.	1,071,722
71,465	Vector Group Ltd.	1,525,778
		4,239,636
Financials - 18.5%
7,660	CME Group, Inc.	864,891
26,000	Chimera Investment Corp.(a)	629,980
36,300	First of Long Island Corp.	929,280
42,135	Four Corners Property Trust, Inc. - REIT	808,149
155,315	Gramercy Property Trust - REIT	1,357,453
120,595	Independence Realty Trust, Inc. - REIT	1,031,087
18,020	JPMorgan Chase & Co.	1,444,663
111,555	KeyCorp	1,931,017
43,575	MainSource Financial Group, Inc.	1,332,088
105,380	Redwood Trust, Inc. - REIT	1,603,883
5,075	The Goldman Sachs Group, Inc.	1,112,897
		13,045,388
Industrials - 3.3%
51,700	Rentokil Initial PLC - ADR	702,086
29,950	Republic Services, Inc.	1,661,926
		2,364,012
Information Technology - 4.4%
40,850	Booz Allen Hamilton Holding Corp.	1,544,538
23,700	Broadridge Financial Solutions, Inc.	1,534,338
		3,078,876
	TOTAL COMMON STOCKS (Cost $19,387,027)	$22,727,912

PREFERRED STOCKS - 22.3%
Consumer Discretionary - 1.3%
36,300	M/I Homes, Inc.	$914,034

Financials - 21.0%
21,500	Affiliated Managers Group, Inc.	543,305
36,000	Apollo Commercial Real Estate Finance, Inc.	891,360
52,500	Ares Capital Corp.	1,339,800
35,984	B. Riley Financial, Inc.(a)	919,391
32,655	BGC Partners, Inc.	840,866
50,850	Bluerock Residential Growth, Inc. Class A - REIT	1,292,099
14,750	Boston Private Financial Holdings, Inc.	368,750
52,500	Colony Financial, Inc., Series A - REIT	1,328,775
25,000	Customers Bancorp, Inc.	650,000
35,000	Dynex Capital, Inc. Series B - REIT	805,000
45,215	HCI Group, Inc.	1,165,643
55,325	Hercules Capital, Inc.	1,404,149
54,500	Iberiabank Corp.	1,421,360
49,000	PrivateBancorp, Inc.	1,259,300
25,705	Saratoga Investment Corp.	649,051
		14,878,849
	TOTAL PREFERRED STOCKS (Cost $15,943,639)	$15,792,883

CORPORATE BONDS - 10.1%
Consumer Discretionary - 1.3%
	Amazon.com, Inc.
900,000	3.80%, 12/05/2024	$944,803

Financials - 0.9%
26,765	Customers Bancorp, Inc.
	6%, 12/31/2049	648,784

Health Care - 1.8%
	AbbVie, Inc.
1,250,000	2.90%, 11/06/2022	1,233,419

Information Technology - 6.1%
	Alphabet, Inc.
800,000	3.38%, 02/25/2024	834,028
	Apple, Inc.
1,000,000	3.20%, 05/13/2025	1,011,947
	Microsoft Corp.
1,200,000	2.38%, 02/12/2022	1,198,207
	Oracle Corp.
1,250,000	2.50%, 10/15/2022	1,236,231
		4,280,413
	TOTAL CORPORATE BONDS (Cost $7,096,602)	$7,107,419

CLOSED-END FUNDS - 8.3%
147,970	Invesco Dynamic Credit Opportunities Fund	$1,774,160
166,695	Nuveen Credit Strategies Income Fund	1,443,579
53,650	Nuveen Mortgage Opportunity Term Fund	1,291,356
91,450	Prudential Short Duration High Yield Fund, Inc.	1,384,553
	TOTAL CLOSED-END FUNDS (Cost $5,873,104)	$5,893,648

MASTER LIMITED PARTNERSHIPS - 5.4%
Energy - 3.6%
48,795	Enterprise Products Partners L.P.	$1,265,255
18,165	Magellan Midstream Partners L.P.	1,257,926
		2,523,181
Financials - 1.8%
51,850	Ares Management L.P.(a)	1,291,583
	TOTAL MASTER LIMITED PARTNERSHIPS (Cost $3,754,669)	$3,814,764

CONVERTIBLE BONDS - 3.6%
Financials - 3.6%
	Colony Capital, Inc.
750,000	3.88%, 01/15/2021	$751,406
	HCI Group, Inc.
1,865,000	3.88%, 03/15/2019	1,824,203
	TOTAL CONVERTIBLE BONDS (Cost $2,508,965)	$2,575,609

EXCHANGE-TRADED FUNDS - 3.4%
17,250	ProShares Short S&P 500 Fund(a)	$643,597
17,890	PIMCO 0-5 Year High Yield Corporate Bond Index Exchange-Traded Fund	1,771,647
	TOTAL EXCHANGE TRADED FUNDS (Cost $2,494,465)	$2,415,244

FOREIGN GOVERNMENT BONDS - 0.9%
	Republic of Argentina
600,000	6.88%, 04/22/2021 (a)	$627,000
	TOTAL FOREIGN GOVERNMENT BONDS (Cost $636,139)	$627,000

	Total Investments - 86.2% (Cost $57,694,610)	$60,954,479
	Other Assets in Excess of Liabilities - 13.8%	9,730,464
	Total Net Assets - 100.0%	$70,684,943

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of
MSCI, Inc. and Standard & Poor's Financial Services LLP ("S&P"). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

The unaudited cost basis of investments for federal income tax purposes at November 30, 2016  was as follows*:

	Direxion Monthly High Yield Bull 1.2X Fund	Direxion Monthly NASDAQ-100® Bull 1.25X Fund	Direxion Monthly NASDAQ-100® Bear 1.25X Fund	Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
Cost of investments	$194,197,132	$5,060,000	$10,000	$350,000
Gross unrealized appreciation	$914,814	$-	$-	$-
Gross unrealized depreciation	$-	$-	$-	$-
Net unrealized appreciation/(depreciation)	$914,814	$-	$-	$-

	Direxion Monthly 25+ Year Treasury Bear 1.35X Fund	Direxion Monthly NASDAQ-100® Bull 2X Fund	Direxion Monthly S&P 500® Bull 2X Fund	Direxion Monthly S&P 500® Bear 2X Fund
Cost of investments	$300,000	$54,990,000	$21,270,000	$3,090,000
Gross unrealized appreciation	$-	$-	$-	$-
Gross unrealized depreciation	$-	$-	$-	$-
Net unrealized appreciation/(depreciation)	$-	$-	$-	$-

	Direxion Monthly Small Cap Bull X Fund	Direxion Monthly Small Cap Bear 2X Fund	Direxion Monthly 7-10 Year Treasury Bull 2X Fund	Direxion Monthly 7-10 Year Treasury Bear 2X Fund
Cost of investments	$10,020,000	$3,260,000	$12,660,000	$1,560,000
Gross unrealized appreciation	$-	$-	$-	$-
Gross unrealized depreciation	$-	$-	$-	$-
Net unrealized appreciation/(depreciation)	$-	$-	$-	$-

	Direxion Monthly China Bull 2X Fund	Direxion Monthly Emerging Markets Bull 2X Fund	Direxion Hilton Tactical Income Fund
Cost of investments	$1,330,000	$1,920,000	$57,694,610
Gross unrealized appreciation	$-	$-	$3,871,101
Gross unrealized depreciation	$-	$-	$(611,232)
Net unrealized appreciation/(depreciation)	$-	$-	$3,259,869

*Because tax adjustments are calculated annually at the end of the Funds’ fiscal year, the above table does not reflect tax adjustments for the current fiscal year.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Funds’ most recent annual report.  Effective on or about November 29, 2016 the Direxion Monthly 25+ Year Treasury Bull 1.2X Fund and Direxion Monthly 25+ Year Treasury Bear 1X Fund changed their names to Direxion Monthly 25+ Year Treasury Bull 1.35X Fund and Direxion Monthly 25+ Year Treasury Bear 1.35X Fund.

VALUATION MEASUREMENTS (Unaudited)

The Funds follow authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurement of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels below:

Level 1 - Quoted prices in active markets for identical securities

Level 2 - Evaluated price based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment spreads, credit risk, etc.)

Level 3 - Significant unobservable inputs (including Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the credit risk associated with investing in those securities.

The following is a summary of the inputs used to value each Fund's net assets as of November 30, 2016.

Direxion Monthly High Yield Bull 1.2X Fund
	Level 1	Level 2	Level 3	Total
Investment Companies-Fixed Income	$181,641,946	$-	$-	$181,641,946
Short Term Investments	13,470,000	-	-	13,470,000
Other Financial Instruments*	-	1,283,768	-	1,283,768

Direxion Monthly NASDAQ-100® Bull 1.25X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$5,060,000	$-	$-	$5,060,000
Other Financial Instruments*	-	(89,829)	-	(89,829)

Direxion Monthly NASDAQ-100® Bear 1.25X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$10,000	$-	$-	$10,000
Other Financial Instruments*	-	(23)	-	(23)

Direxion Monthly 25+ Year Treasury Bull 1.35X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$350,000	$-	$-	$350,000
Other Financial Instruments*	-	(10,209)	-	(10,209)

Direxion Monthly 25+ Year Treasury Bear 1.35X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$300,000	$-	$-	$300,000
Other Financial Instruments*	(1,490)	7,263	-	5,773

Direxion Monthly NASDAQ-100® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$54,990,000	$-	$-	$54,990,000
Other Financial Instruments*	-	(1,033,941)	-	(1,033,941)

Direxion Monthly S&P 500® Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$21,270,000	$-	$-	$21,270,000
Other Financial Instruments*	-	1,750,776	-	1,750,776

Direxion Monthly S&P 500® Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$3,090,000	$-	$-	$3,090,000
Other Financial Instruments*	-	(772,492)	-	(772,492)

Direxion Monthly Small Cap Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$10,020,000	$-	$-	$10,020,000
Other Financial Instruments*	-	(335,646)	-	(335,646)

Direxion Monthly Small Cap Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$3,260,000	$-	$-	$3,260,000
Other Financial Instruments*	-	(849,672)	-	(849,672)

Direxion Monthly 7-10 Year Treasury Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$12,660,000	$-	$-	$12,660,000
Other Financial Instruments*	-	(1,940,222)	-	(1,940,222)

Direxion Monthly 7-10 Year Treasury Bear 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$1,560,000	$-	$-	$1,560,000
Other Financial Instruments*	-	168,066	-	168,066

Direxion Monthly China Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$1,330,000	$-	$-	$1,330,000
Other Financial Instruments*	-	(105,305)	-	(105,305)

Direxion Monthly Emerging Markets Bull 2X Fund
	Level 1	Level 2	Level 3	Total
Short Term Investments	$1,920,000	$-	$-	$1,920,000
Other Financial Instruments*	-	(298,298)	-	(298,298)

Direxion Hilton Tactical Income Fund

	Level 1	Level 2	Level 3	Total
Common Stocks	$22,727,912	$-	$-	$22,727,912
Preferred Stocks	14,258,490	1,534,393	-	15,792,883
Corporate Bonds	-	7,107,419	-	7,107,419
Closed-End Funds	5,893,648	-	-	5,893,648
Master Limited Partnerships	3,814,764	-	-	3,814,764
Convertible Bonds	-	2,575,609	-	2,575,609
Exchange-Traded Funds	2,415,244	-	-	2,415,244
Foreign Government Bonds	-	627,000	-	627,000

For further information regarding each asset class, see the Schedule of Investments.

* Other financial instruments include futures and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

Item 2. Controls and Procedures.

(a)
The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Direxion Funds

By (Signature and Title)    /s/  Eric W. Falkeis
                                              Eric W. Falkeis, Principal Executive Officer

Date     January 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)    /s/  Eric W. Falkeis
                                              Eric W. Falkeis, Principal Executive Officer

Date     January 17, 2017

By (Signature and Title)    /s/ Patrick J. Rudnick
  Patrick J. Rudnick, Principal Financial Officer, Treasurer

Date     January 27, 2017